Risk Management - Schedule of Risk Exposures of Contingent Loans Explanatory (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Consolidated assets	$ 31,781,511	$ 30,508,703
Risk-Weighted Assets	23,361,809	22,151,791
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Consolidated assets	987,680	964,030
Cash items in process of collection [member]
Disclosure of financial assets [line items]
Consolidated assets	318,658	157,017
Risk-Weighted Assets	56,963	30,679
Trading investments [member]
Disclosure of financial assets [line items]
Consolidated assets	86,938	415,061
Risk-Weighted Assets	27,658	64,799
Investments under resale agreements [member]
Disclosure of financial assets [line items]
Consolidated assets	109,467	28,524
Risk-Weighted Assets	106,916	7,277
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Consolidated assets	1,315,165	1,461,326
Risk-Weighted Assets	1,040,274	1,094,481
Interbank loans [member]
Disclosure of financial assets [line items]
Consolidated assets	341,244	70,077
Risk-Weighted Assets	95,612	36,073
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Consolidated assets	20,880,186	19,767,434
Risk-Weighted Assets	18,808,886	17,850,495
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Consolidated assets	2,650,776	2,653,066
Risk-Weighted Assets	551,593	501,656
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Consolidated assets	198,910	202,030
Risk-Weighted Assets	198,910	202,030
Investments in other companies [member]
Disclosure of financial assets [line items]
Consolidated assets	10,555	10,412
Risk-Weighted Assets	10,555	10,412
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Consolidated assets	1,613,807	1,605,234
Risk-Weighted Assets	435,572	435,991
Fixed assets [member]
Disclosure of financial assets [line items]
Consolidated assets	95,564	130,579
Risk-Weighted Assets	95,564	130,579
Current income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	123,129	238,452
Risk-Weighted Assets	12,313	23,845
Deferred income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	154,599	161,109
Risk-Weighted Assets	15,460	16,111
Other assets [member]
Disclosure of financial assets [line items]
Consolidated assets	561,435	444,692
Risk-Weighted Assets	505,495	427,567
Contingent loans [member]
Disclosure of financial assets [line items]
Consolidated assets	2,333,398	2,199,660
Risk-Weighted Assets	$ 1,400,038	$ 1,319,796